Putnam
American
Government
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The renewed investor rush to high-quality securities in the wake of the tragic events of September 11 presented a bittersweet conclusion to Putnam American Government Income Fund's fiscal 2001. The entire period, in fact, offered a study in contrasts for fixed-income investors, beginning with an economy still enjoying its longest expansion in history and ending amid increasing talk of recession.

As you will see in the following report from your fund's managers, the shifting realities handed them a full measure of challenges as they worked their way through the unpredictable twists of the market. Inevitably, they were obliged to respond to the constant shifts in an uncertain environment; the fund's performance over the period reflects the success of their efforts.

In times like these, shareholders will do well to remain focused on the longer term, since consistently accurate short-term market calls are virtually impossible to make. On the other hand, an experienced team of professional managers is a worthy ally for investors with longer time horizons.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
November 14, 2001

REPORT FROM FUND MANAGEMENT

Kevin M. Cronin
and the Mortgage Team

The investment environment changed significantly during Putnam American Government Income Fund's 2001 fiscal year. At the beginning of the period, the U.S. economy was still growing rapidly, continuing the expansion that had begun in 1991. However, by the time the fiscal year ended on September 30, 2001, the markets were embroiled in the turmoil brought on by the terrorist attacks of September 11. Within this challenging environment, your fund's management team repositioned the portfolio, seeking to take advantage of developments and opportunities that arose within the high-quality bond sectors as they benefited from the ensuing uncertainty.

Total return for 12 months ended 9/30/01

       Class A          Class B          Class C          Class M
     NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
    10.66%  5.42%    9.65%  4.65%     9.88%  8.88%    10.33%   6.80%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* ECONOMY CHANGED SIGNIFICANTLY DURING FISCAL YEAR

The contrast between the current environment and the atmosphere that prevailed at the beginning of your fund's fiscal year is dramatic. In October 2000, the U.S. economy was still growing at the same vibrant pace it had enjoyed for several years. The Federal Reserve Board had placed its position on interest rates on hold, choosing to keep monetary policy stable during the fall presidential election season. November's elections brought with them an unexpected result; rather, no result for an extended period.

With uncertainty in the air, the U.S. economy stagnated. For our part, we expected growth to continue apace once the election confusion cleared up. Instead, some structural issues of overcapacity in the economy helped precipitate a more protracted economic slowdown than we had anticipated.


[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION*

                                 9/30/00          3/31/01          9/30/01

Average effective maturity        10.5             10.8              6.1
Duration                           5.5              6.0              3.0

Footnote reads:
*This chart depicts the fund's average maturity and duration at 6-month intervals over the 12 months ended 9/30/01. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


Just after the turn of the year, the Fed surprised the market by cutting short-term interest rates in an attempt to prolong the extended period of noninflationary economic growth. From that point on, with no evidence of an impending rebound, the Fed embarked on a program of easing short-term rates, bringing the benchmark federal funds target rate from 6.50% at the beginning of the year to 3.50% at the end of August.

These moves had a profound effect on the slope of the yield curve and the level of bond yields. On the short end of the curve, yields fell (and prices rose) dramatically in response to the Fed's moves. In particular, bonds with maturities in the 2- to 5-year range enjoyed strong performance. Yields on longer-maturity bonds, on the other hand, did not decline as much or remained relatively stable, reflecting the anticipation of an eventual economic recovery.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATION (9/30/01)]

PORTFOLIO ALLOCATION (9/30/01)*

Mortgage-backed
securities --                   61.4%

U.S. Treasury
securities --                   17.3%

Short-term investments --       21.3%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Federal National Mortgage Association. Allocations will vary over time.


Mortgage-backed securities underperformed as investors anticipated that lower interest rates would spark a refinancing wave. Refinancings, or prepayments, can hurt mortgage-backed securities investors in a declining interest rate environment because the prepaid proceeds must be reinvested in securities at the lower prevailing rates.

In the aftermath of September 11, the market witnessed a flight to quality. Investors flocked to the safety offered by Treasuries, while other fixed-income sectors underperformed. In a bid to prop up the economy and restore faith to the shattered markets, the Fed stepped in and lowered the federal funds target rate by another half percentage point on September 17, and did so again shortly after the end of the period, on October 2. At that point, the target rate reached 2.50%, its lowest level in almost 40 years.

* PORTFOLIO SHIFTED TO TAKE ADVANTAGE OF DEVELOPING EVENTS

For much of the fourth quarter of 2000, we believed that the economic slowdown was attributable to the uncertainty surrounding the ongoing dispute about the presidential election. We believed the economy would continue to grow once the issue was resolved. We thought that a sustained budget surplus would encourage the federal government to continue buying back longer-term government bonds, as it had done through 1999 and 2000. When the Fed chose to ease rates early in 2001, the move dampened fund performance over the short term as a result of our earlier decision to reduce the fund's mortgage holdings and add to its significant allocation in longer-term Treasury securities.

"One of the few things global bond fund managers have been able to count on since September 11 brought tragedy and a deep sense of uncertainty to the world is the allure of U.S. Treasury bonds during such a crisis. Traditionally perceived as the world's safest asset in times of turmoil, Treasuries have confirmed that status with assurance, as the U.S. government securities market has tapped a flood of capital fleeing stocks and nongovernment bonds of late."

-- Barron's, October 6, 2001


Once it became clear that the Fed would continue an aggressive program of short-term rate cuts to stimulate the economy, we moved the portfolio's Treasury focus down the yield curve to 5- and 10-year notes in order to take advantage of rising bond prices in that range. As 2001 progressed, we increased the weighting in mortgage-backed securities in the belief that the market had priced in more aggressive prepayment activity than we anticipated.

The flight to quality after September 11 caused the values of mortgage-backed securities to fall to their most attractive level relative to Treasuries since the savings and loan crisis in the 1990s. In response, we moved the fund almost fully into mortgage-backed investments, believing that prepayment fears were greatly exaggerated. At the end of the period, your fund held approximately 61% in mortgage-backed securities, 17% in Treasuries concentrated on maturities in the 5-, 10- and 30-year ranges, and 22% in short-term investments. The mortgage holdings were concentrated on those securities we felt were least sensitive to prepayments, namely 15- and 30-year Fannie Maes with 6.5% coupons.

* LONGER-TERM OUTLOOK FOR ECONOMY POSITIVE

Over the near term, we anticipate that the numbers will show an economic contraction in the fourth quarter of 2001. With the Fed's October 2 rate cut, it appears we are nearing the end of this easing cycle. The federal government is currently working on a fiscal stimulus program to help bail out selected industries, including insurance companies and airlines.

We believe the combination of this monetary and fiscal stimulus will be enough to lift the economy back into a positive-growth mode at some point in 2002. We believe gross domestic product may approach an annual rate of about 4% during the second half of 2002.

Within such a scenario, short-term rates should rise while longer-term yields remain stable or decline. For now, we anticipate retaining a significant concentration in mortgage-backed securities. Given their current yields relative to Treasuries, we consider it highly unlikely that they could underperform Treasuries over the near term.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/01, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The fund may invest in securities other than those issued or backed by the full faith and credit of the U.S. government. Mortgage-backed securities may be subject to prepayment risk.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at
 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam American Government Income Fund is designed for investors seeking current income primarily through U.S. government securities with preservation of capital as its secondary objective.



TOTAL RETURN FOR PERIODS ENDED 9/30/01

                           Class A            Class B           Class C           Class M
(inception dates)         (3/1/85)          (5/20/94)          (7/26/99)         (2/14/95)
                         NAV    POP        NAV     CDSC       NAV     CDSC      NAV     POP
-------------------------------------------------------------------------------------------------
1 year                  10.66%  5.42%      9.65%  4.65%      9.88%   8.88%     10.33%   6.80%
-------------------------------------------------------------------------------------------------
5 years                 41.00  34.28      35.93  33.93      35.77   35.77      39.66   35.15
Annual average           7.11   6.07       6.33   6.02       6.31    6.31       6.91    6.21
-------------------------------------------------------------------------------------------------
10 years                83.36  74.63      69.55  69.55      69.95   69.95      79.14   73.23
Annual average           6.25   5.73       5.42   5.42       5.45    5.45       6.00    5.65
-------------------------------------------------------------------------------------------------
Annual average
(life of fund)           7.57   7.25       6.67   6.67       6.76    6.76       7.24    7.02
-------------------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/01

                           Lehman Intermediate         Consumer
                           Treasury Bond Index        price index
-----------------------------------------------------------------------------
1 year                           12.41%                  2.65%
-----------------------------------------------------------------------------
5 years                          43.42                  12.93
Annual average                    7.48                   2.46
-----------------------------------------------------------------------------
10 years                         98.91                  29.88
Annual average                    7.12                   2.65
-----------------------------------------------------------------------------
Annual average
(life of fund)                    8.55                   3.18
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 9/30/91

                                     Lehman Intermediate
               Fund's class A           Treasury Bond        Consumer price
Date            shares at POP              Index                  index

9/30/91             9,425                 10,000                 10,000
9/30/92            10,244                 11,257                 10,299
9/30/93            10,982                 12,121                 10,576
9/30/94            10,536                 11,938                 10,889
9/30/95            11,950                 13,199                 11,166
9/30/96            12,385                 13,869                 11,501
9/30/97            13,560                 14,945                 11,757
9/30/98            15,164                 16,561                 11,924
9/30/99            14,843                 16,681                 12,230
9/30/00            15,780                 17,695                 12,653
9/30/01           $17,463                $19,891                $12,988

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $16,955 and $16,995, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $17,914 ($17,323 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/01

                      Class A         Class B         Class C        Class M
-------------------------------------------------------------------------------
Distributions
(number)                12              12              12             12
-------------------------------------------------------------------------------
Income               $0.4560         $0.3930         $0.3930        $0.4330
-------------------------------------------------------------------------------
Capital gains           --              --              --             --
-------------------------------------------------------------------------------
  Total              $0.4560         $0.3930         $0.3930        $0.4330
-------------------------------------------------------------------------------
Share value:       NAV     POP          NAV             NAV       NAV     POP
-------------------------------------------------------------------------------
9/30/00           $8.45   $8.87        $8.42           $8.43     $8.48   $8.76
-------------------------------------------------------------------------------
9/30/01            8.87    9.31         8.82            8.85      8.90    9.20
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1             4.87%   4.64%        4.22%           4.20%     4.58%   4.44%
-------------------------------------------------------------------------------
Current 30-day
SEC yield 2        4.03    3.90         3.30            3.30      3.79    3.71
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Intermediate Treasury Bond Index is an unmanaged list of Treasury bonds; it is used as a general gauge of the market for intermediate-term fixed-income securities. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam American Government Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam American Government Income Fund (the "fund") at September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 6, 2001



THE FUND'S PORTFOLIO
September 30, 2001

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (100.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (77.9%)
-------------------------------------------------------------------------------------------------------------------
        $43,582,984 Federal Home Loan Mortgage Association 7 1/2s,
                    October 1, 2029                                                                  $   45,493,226
                    Federal National Mortgage Association
                    Pass-Through Certificates
         98,632,613 7 1/2s, with due dates from September 1, 2028
                    to September 1, 2031                                                                102,596,851
         43,045,000 7 1/4s, May 15, 2030                                                                 49,306,756
        143,296,849 6 1/2s, with due dates from March 1, 2031
                    to September 1, 2031                                                                145,854,700
        170,000,000 TBA, 6 1/2s, October 1, 2031                                                        172,867,900
        245,000,000 TBA, 6 1/2s, October 15, 2016                                                       252,350,000
        195,015,590 6s, with due dates from February 1, 2031 to July 1, 2031                            194,549,504
                    Government National Mortgage Association
                    Pass-Through Certificates
          3,260,831 8 1/2s, with due dates from February 15, 2005
                    to December 15, 2024                                                                  3,499,458
         15,553,124 8s, with due dates from November 15, 2003
                    to May 15, 2030                                                                      16,528,112
         76,883,231 7 1/2s, with due dates from February 15, 2022
                    to December 15, 2030                                                                 80,731,040
         30,765,415 7s, with due dates from November 15, 2022
                    to April 15, 2028                                                                    32,055,944
        197,385,940 6 1/2s, with due dates from October 15, 2025
                    to September 15, 2031                                                               202,275,618
          1,700,422 6s, with due dates from October 15, 2023
                    to June 15, 2029                                                                      1,714,090
                                                                                                      -------------
                                                                                                      1,299,823,199

U.S. Treasury Obligations (22.5%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         94,825,000 6 1/4s, May 15, 2030                                                                105,522,208
         29,805,000 5 3/8s, February 15, 2031                                                            29,618,719
                    U.S. Treasury Notes
         49,480,000 6 1/2s, February 15, 2010                                                            56,121,206
         45,000,000 5 3/4s, November 15, 2005                                                            48,402,900
         50,000,000 5s, August 15, 2011                                                                  51,648,500
          1,395,000 5s, February 15, 2011                                                                 1,433,795
         79,000,000 4 5/8s, May 15, 2006                                                                 81,765,000
                                                                                                     --------------
                                                                                                        374,512,328
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations
                    (cost $1,646,379,801)                                                            $1,674,335,527

COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        35,180,646 Fannie Mae Strip Ser. 31-314, Class 2, IO (interest only),
                    6s, 2031                                                                         $    8,201,488
                    Freddie Mac Strip
         52,878,019 Ser. 212, IO, 6s, 2031                                                               12,244,566
         35,170,780 Ser. 213, IO, 6s, 2031                                                                8,440,987
                                                                                                     --------------
                    Total Collateralized Mortgage Obligations
                    (cost $28,667,014)                                                               $   28,887,041

SHORT-TERM INVESTMENTS (27.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        40,000,000 Federal Home Loan Banks, for an effective yield of 3.15%,
                    October 1, 2001                                                                  $   39,989,500
         30,000,000 U.S. Treasury Bills for an effective yield of 2.38%,
                    October 18, 2001                                                                     29,966,283
         35,000,000 U.S. Treasury Bills for an effective yield of 1.97%,
                    October 18, 2001                                                                     34,967,440
         35,000,000 U.S. Treasury Bills for an effective yield of 2.03%,
                    October 25, 2001                                                                     34,952,634
         79,938,000 Interest in $868,906,000 joint repurchase agreement dated
                    September 28, 2001 with JP Morgan Chase & Co. due
                    October 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $79,960,483 for an effective
                    yield of 3.375%.                                                                     79,938,000
         79,938,000 Interest in $500,000,000 joint tri-party repurchase agreement dated September 28, 2001 with Credit Suisse First Boston
                    due October 1, 2001 with respect to various U.S.
                    Government obligations -- maturity value of $79,960,483
                    for an effective yield of 3.375%                                                     79,938,000
         79,938,000 Interest in $624,000,000 joint repurchase agreement dated
                    September 28, 2001 with Morgan Stanley, Dean
                    Witter & Co. due October 1, 2001 with respect
                    to various U.S. Government obligations -- maturity value
                    of $79,960,483 for an effective yield of 3.375%.                                     79,938,000
         79,938,000 Interest in $724,000,000 joint tri-party repurchase agreement dated September 28, 2001 with S.B.C. Warburg, Inc. due
                    October 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $79,960,483 for an
                    effective yield of 3.375%.                                                           79,938,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $459,627,857)                                 $  459,627,857
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,134,674,672) (b)                                      $2,162,850,425
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,668,444,285.

  (b) The aggregate identified cost on a tax basis is $2,134,771,263, resulting in gross unrealized appreciation and depreciation of $28,401,245 and $322,083, respectively, or net unrealized appreciation of $28,079,162.

      TBA after the name of a security represents to be announced securities (Note 1).

------------------------------------------------------------------------------
TBA Sales Commitments at September 30, 2001
(Proceeds receivable $71,279,687)
                                Principal      Settlement       Market
Agency                           Amount           Date          Value
------------------------------------------------------------------------------
GNMA, 6 1/2s,
October 2031                   $70,000,000      10/22/01     $71,618,400
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $1,814,922,672)
(Note 1)                                                                     $1,843,098,425
-------------------------------------------------------------------------------------------
Repurchase agreements, at value (identified cost $319,752,000) (Note 1)         319,752,000
-------------------------------------------------------------------------------------------
Cash                                                                             29,402,673
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   13,040,350
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           11,125,494
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  449,071,425
-------------------------------------------------------------------------------------------
Total assets                                                                  2,665,490,367

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                912,860,850
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        8,719,623
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,267,150
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          333,203
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       107,104
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          6,246
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,047,247
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $71,279,687)                71,618,400
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               86,259
-------------------------------------------------------------------------------------------
Total liabilities                                                               997,046,082
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,668,444,285

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,948,142,250
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      2,739,829
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (310,274,834)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       27,837,040
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,668,444,285

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,443,830,223 divided by 162,808,590 shares)                                        $8.87
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.87)*                                $9.31
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($186,428,555 divided by 21,136,616 shares)**                                         $8.82
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($8,497,714 divided by 960,490 shares)**                                              $8.85
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($9,093,642 divided by 1,022,131 shares)                                              $8.90
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.90)*                                $9.20
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($20,594,151 divided by 2,322,254 shares)                                             $8.87
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended September 30, 2001
Interest income:                                                               $ 99,664,330
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  8,909,948
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,001,698
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    75,918
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     23,360
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             3,567,389
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,451,694
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                56,279
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                41,780
-------------------------------------------------------------------------------------------
Other                                                                               686,230
-------------------------------------------------------------------------------------------
Total expenses                                                                   16,814,296
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (363,100)
-------------------------------------------------------------------------------------------
Net expenses                                                                     16,451,196
-------------------------------------------------------------------------------------------
Net investment income                                                            83,213,134
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 49,746,191
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and TBA sale commitments during the year                                         24,852,316
-------------------------------------------------------------------------------------------
Net gain on investments                                                          74,598,507
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $157,811,641
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                        Year ended September 30
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   83,213,134   $   92,260,374
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                49,746,191      (45,335,128)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             24,852,316       44,794,949
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  157,811,641       91,720,195
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (75,259,280)     (84,358,852)
--------------------------------------------------------------------------------------------------
   Class B                                                             (6,513,919)      (6,617,503)
--------------------------------------------------------------------------------------------------
   Class C                                                               (246,114)         (64,013)
--------------------------------------------------------------------------------------------------
   Class M                                                               (416,877)        (385,247)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (228,626)              --
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)           61,487,050     (198,906,951)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               136,633,875     (198,612,371)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   1,531,810,410    1,730,422,781
--------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $2,739,829
and $2,135,032, respectively)                                      $1,668,444,285   $1,531,810,410
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.45        $8.42        $9.11        $8.65        $8.39
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .46(c)       .49(c)       .46(c)       .50(c)       .54
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .42          .02(d)      (.65)         .49          .23
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .88          .51         (.19)         .99          .77
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.46)        (.48)        (.46)        (.53)        (.51)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.04)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.46)        (.48)        (.50)        (.53)        (.51)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.87        $8.45        $8.42        $9.11        $8.65
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 10.66         6.32        (2.12)       11.83         9.49
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,443,830   $1,401,126   $1,557,539   $1,500,157   $1,553,706
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .99          .97          .98         1.01          .97
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.30         5.84         5.30         5.72         6.34
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                372.36(f)    447.42       240.06(e)    316.47       253.26
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.42        $8.39        $9.08        $8.61        $8.35
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .39(c)       .42(c)       .39(c)       .41(c)       .48
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .40          .03(d)      (.64)         .53          .23
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .79          .45         (.25)         .94          .71
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.39)        (.42)        (.40)        (.47)        (.45)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.04)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.39)        (.42)        (.44)        (.47)        (.45)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.82        $8.42        $8.39        $9.08        $8.61
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.65         5.52        (2.83)       11.20         8.72
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $186,429     $120,616     $165,020      $86,302      $30,935
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.74         1.72         1.73         1.76         1.72
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.55         5.09         4.56         4.87         5.59
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                372.36(f)    447.42       240.06(e)    316.47       253.26
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    July 26, 1999+
operating performance               Year ended September 30   to Sept. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.43        $8.41        $8.42
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (c)                .39          .42          .07
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .42          .03(d)        --(f)
---------------------------------------------------------------------------
Total from
investment operations                    .81          .45          .07
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.39)        (.43)        (.07)
---------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)
---------------------------------------------------------------------------
Total distributions                     (.39)        (.43)        (.08)
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.85        $8.43        $8.41
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.88         5.50         0.80*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $8,498       $3,012         $240
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.74         1.72          .32*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.48         5.09          .87*
---------------------------------------------------------------------------
Portfolio turnover (%)                372.36(g)    447.42       240.06(e)
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Amount represents less than $0.01 per share.

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.48        $8.45        $9.14        $8.66        $8.38
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .44(c)       .46(c)       .44(c)       .46(c)       .53
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .41          .03(d)      (.65)         .53          .24
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .85          .49         (.21)         .99          .77
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.43)        (.46)        (.44)        (.51)        (.49)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.04)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.43)        (.46)        (.48)        (.51)        (.49)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.90        $8.48        $8.45        $9.14        $8.66
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 10.33         6.00        (2.36)       11.76         9.45
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $9,094       $7,057       $7,624       $3,871       $1,170
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.24         1.22         1.23         1.26         1.22
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.05         5.59         5.06         5.34         6.10
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                372.36(f)    447.42       240.06(e)    316.47       253.26
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-------------------------------------------------
                                   For the period
Per-share                           July 2, 2001+
operating performance                to Sept. 30
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.56
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income (c)                .11
-------------------------------------------------
Net realized and unrealized
gain on investments                      .31
-------------------------------------------------
Total from
investment operations                    .42
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                       (.11)
-------------------------------------------------
In excess of net
investment income                         --
-------------------------------------------------
Total distributions                     (.11)
-------------------------------------------------
Net asset value,
end of period                          $8.87
-------------------------------------------------
Total return at
net asset value (%)(a)                  4.96*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                       $20,594
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .19*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.23*
-------------------------------------------------
Portfolio turnover (%)                372.36(d)
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.



NOTES TO FINANCIAL STATEMENTS
September 30, 2001

Note 1
Significant accounting policies

Putnam American Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, primarily through U.S. government securities, with preservation of capital as its secondary objective.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on July 2, 2001. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Mortgage-backed securities are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Restricted securities are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Original issue discount bonds are accreted according to the yield-to-maturity basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2001, the fund had a capital loss carryover of approximately $310,178,000 available to offset future capital gains, if any. This amount includes approximately $55,759,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam High Quality Bond Fund in 1999. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income.

Loss Carryover    Expiration
--------------    ------------------
  $  7,767,000    September 30, 2002
   255,990,000    September 30, 2003
     1,667,000    September 30, 2006
    44,754,000    September 30, 2008

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, the expiration of a capital loss carryover and paydown gains and losses on mortgage-backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 2001, the fund reclassified $56,479 to increase undistributed net investment income and $78,859,449 to decrease paid-in-capital, with a decrease to accumulated net realized loss on investments of $78,802,970. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended September 30, 2001, the fund's expenses were reduced by $363,100 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,718 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC, and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended September 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $128,201 and $1,039 from the sale of class A and class M shares, respectively, and received $320,239 and $1,835 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended September 30, 2001, Putnam Retail Management, acting as underwriter received $89,799 and no monies on class A redemptions, respectively.

Note 3
Purchases and sales of securities

During the year ended September 30, 2001, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $22,234,218,693 and $22,521,696,836, respectively.

Note 4
Capital shares

At September 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 69,307,172       $ 600,433,852
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,485,069          47,277,749
---------------------------------------------------------------------------
                                            74,792,241         647,711,601

Shares
repurchased                                (77,786,952)       (672,855,041)
---------------------------------------------------------------------------
Net decrease                                (2,994,711)      $ (25,143,440)
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 35,014,986       $ 291,569,399
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,103,837          50,668,803
---------------------------------------------------------------------------
                                            41,118,823         342,238,202

Shares
repurchased                                (60,207,320)       (499,715,069)
---------------------------------------------------------------------------
Net decrease                               (19,088,497)      $(157,476,867)
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,662,265       $ 161,485,018
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  585,781           5,027,398
---------------------------------------------------------------------------
                                            19,248,046         166,512,416

Shares
repurchased                                (12,442,382)       (106,814,183)
---------------------------------------------------------------------------
Net increase                                 6,805,664       $  59,698,233
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,271,124       $  60,313,944
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  604,793           5,002,163
---------------------------------------------------------------------------
                                             7,875,917          65,316,107

Shares
repurchased                                (13,212,367)       (108,904,337)
---------------------------------------------------------------------------
Net decrease                                (5,336,450)      $ (43,588,230)
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,315,660         $11,406,345
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   24,738             213,190
---------------------------------------------------------------------------
                                             1,340,398          11,619,535

Shares
repurchased                                   (737,008)         (6,356,931)
---------------------------------------------------------------------------
Net increase                                   603,390         $ 5,262,604
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    466,582         $ 3,874,149
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,614              71,549
---------------------------------------------------------------------------
                                               475,196           3,945,698

Shares
repurchased                                   (146,644)         (1,216,807)
---------------------------------------------------------------------------
Net increase                                   328,552         $ 2,728,891
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    916,790         $ 7,952,637
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   40,267             348,467
---------------------------------------------------------------------------
                                               957,057           8,301,104

Shares
repurchased                                   (767,508)         (6,655,678)
---------------------------------------------------------------------------
Net increase                                   189,549         $ 1,645,426
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    341,947         $ 2,849,404
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   36,564             304,404
---------------------------------------------------------------------------
                                               378,511           3,153,808

Shares
repurchased                                   (448,646)         (3,724,553)
---------------------------------------------------------------------------
Net decrease                                   (70,135)        $  (570,745)
---------------------------------------------------------------------------

                                               For the period July 2, 2001
                                              (commencement of operations)
                                                     to September 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,527,610         $21,811,489
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   26,296             228,626
---------------------------------------------------------------------------
                                             2,553,906          22,040,115
Shares
repurchased                                   (231,652)         (2,015,888)
---------------------------------------------------------------------------
Net increase                                 2,322,254         $20,024,227
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Kevin A. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN027  76232  033/292/895  11/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam American Government Income Fund
Supplement to annual Report dated 9/30/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 9/30/01

                                                        NAV
1 year                                                 10.71%
5 years                                                41.07
Annual average                                          7.12
Life of fund (since class A inception, 3/1/85)
Annual average                                          7.57

Share value:                                            NAV
7/2/01                                                 $8.56
9/30/01                                                $8.87
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     3       $0.112           --           $0.112
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results.
More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.